Note 23 - Wilson Bank Holding Company - Parent Company Financial Information - Balance Sheets (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes		$ 51,323,000	$ 12,792,000
Total assets		4,285,650,000	3,989,596,000
Other liabilities		1,575,000	1,660,000
Total liabilities		3,925,198,000	3,575,879,000
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,472,181 and 11,201,504 shares issued and outstanding, respectively		22,944,000	22,403,000
Additional paid-in capital		122,298,000	105,177,000
Retained earnings		325,625,000	292,452,000
Noncontrolling interest in consolidated subsidiary		15,000	0
Accumulated other comprehensive losses, net of taxes of $39,073 and $2,235, respectively		(110,430,000)	(6,315,000)
Total stockholders’ equity		360,452,000	413,717,000	$ 380,121,000	$ 336,984,000
Total liabilities and stockholders’ equity		4,285,650,000	3,989,596,000
Parent Company [Member]
Cash	[1]	4,241,000	5,113,000
Investment in wholly-owned commercial bank subsidiary		357,596,000	410,034,000
Deferred income taxes		1,223,000	1,028,000
Refundable income taxes		538,000	362,000
Total assets		363,598,000	416,537,000
Other liabilities		3,146,000	2,820,000
Total liabilities		3,146,000	2,820,000
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,472,181 and 11,201,504 shares issued and outstanding, respectively		22,944,000	22,403,000
Additional paid-in capital		122,298,000	105,177,000
Retained earnings		325,625,000	292,452,000
Total stockholders’ equity		360,452,000	413,717,000
Total liabilities and stockholders’ equity		$ 363,598,000	$ 416,537,000

[1]	Eliminated in consolidation.